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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves (1)	as of December 31, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 1.5%
$4,000,000		Canadian Imperial Bank of Commerce, 5.000%, due 04/18/08	$3,996,775
3,000,000		HBOS Treasury Services PLC, 4.500%, due 01/14/08	3,000,729
		Total Certificates of Deposit
		(Cost $6,997,504)	6,997,504
COMMERCIAL PAPER: 45.8%
3,200,000	#	ASB Finance Ltd., 5.100%, due 01/25/08	3,185,123
15,582,000	#	Barton Capital, LLC, 4.800%, due 01/11/08	15,521,785
12,000,000		BNP Paribas Finance, Inc., 4.850%, due 03/28/08	11,859,350
16,000,000		Cafco, LLC, 5.900%, due 01/25/08	15,909,922
5,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 4.740%, due 02/29/08	4,961,158
13,000,000		Cargill Global Funding PLC, 5.000%, due 02/28/08	12,895,278
8,500,000		Ciesco LP, 5.800%, due 01/24/08	8,470,702
13,892,000		Concord Minutemen Capital Co., LLC, 5.130%, due 04/11/08	13,696,481
14,750,000		Crown Point Capital Co., 6.000%, due 03/14/08	14,549,542
500,000		General Electric Co., 4.230%, due 09/02/08	485,606
16,000,000		Jupiter Securitization Corp., LLC, 5.200%, due 01/22/08	15,952,607
8,000,000		Louis Dreyfus Corp., 5.550%, due 01/22/08	7,974,100
15,435,000	#	Old Line Funding, LLC, 6.050%, due 01/15/08	15,407,070
15,500,000	#	Park Avenue Receivables Corp., 4.990%, due 02/19/08	15,416,527
16,259,000		Thunder Bay Funding, LLC, 5.140%, due 01/10/08	16,204,253
11,000,000		Tulip Funding Corp., 5.200%, due 02/20/08	10,948,014
9,000,000	#	Variable Funding Capital, 4.850%, due 01/10/08	8,952,294
500,000		Westpac Banking Corp., 4.650%, due 03/20/08	494,898
11,600,000		Windmill Funding Corp., 5.050%, due 01/04/08	11,575,373
10,810,000	#	Yorktown Capital, LLC, 4.950%, due 01/25/08	10,765,986
		Total Commercial Paper
		(Cost $215,226,069)	215,226,069
CORPORATE BONDS/NOTES: 46.4%
1,000,000	@@	Alliance & Leicester PLC, 5.318%, due 01/14/08	1,000,026
2,100,000	#	Allstate Financial Global Funding, 5.476%, due 06/20/08	2,071,905
1,500,000		Allstate Life Global Funding Trusts, 4.895%, due 08/27/08	1,500,092
3,300,000		American Express Bank FSB, 5.038%, due 10/16/08	3,294,671
3,000,000		American Express Credit Corp., 4.949%, due 08/20/08	3,000,033
4,600,000	#	American General Finance Corp., 5.088%, due 09/12/08	4,599,986
900,000		American General Finance Corp., 5.329%, due 01/18/08	900,059
1,150,000	#	American Honda Finance Corp., 4.630%, due 02/04/08	1,150,089
1,000,000	#	American Honda Finance Corp., 5.131%, due 11/06/08	989,514
4,518,000	#	American Honda Finance Corp., 5.351%, due 03/11/08	4,508,368
1,000,000	C	American International Group, Inc., 5.530%, due 05/15/08	990,450
700,000	@@, #	ANZ National International Ltd., 5.302%, due 05/16/08	697,405
1,800,000	@@, #	Banco Santander Totta SA, 5.038%, due 08/15/08	1,800,050
2,000,000	#	Bank of New York Mellon Corp., 4.925%, due 05/27/08	2,000,000
1,250,000		Bank One Corp., 5.384%, due 08/01/08	1,254,260
3,400,000		Bear Stearns Cos., Inc., 4.640%, due 08/05/08	3,400,000
3,325,000		Bear Stearns Cos., Inc., 4.915%, due 08/28/08	3,325,000
1,000,000		Bear Stearns Cos., Inc., 5.128%, due 01/15/08	1,000,045
1,000,000		Bear Stearns Cos., Inc., 5.161%, due 04/29/08	1,000,539
2,115,000		Bear Stearns Cos., Inc., 5.273%, due 07/02/08	2,084,389
2,261,000		Bear Stearns Cos., Inc., 5.465%, due 01/31/08	2,257,897
3,200,000		Canadian Imperial Bank of Commerce, 4.360%, due 02/14/08	3,200,136
3,000,000		Citigroup Funding, Inc., 4.360%, due 03/14/08	3,000,248
2,000,000		Citigroup Funding, Inc., 4.360%, due 10/03/08	1,996,547
5,000,000		Credit Suisse Group, 4.320%, due 03/14/08	4,999,949
1,000,000		Credit Suisse Group, 5.234%, due 06/02/08	1,000,528
4,800,000		Credit Suisse Group, 5.276%, due 12/09/08	4,798,045
1,500,000		Credit Suisse Group, 5.558%, due 03/27/08	1,502,447
3,500,000	@@, #	Danske Bank A/S, 4.919%, due 08/19/08	3,499,828
2,000,000		Deutsche Bank AG, 5.243%, due 01/09/09	1,994,315
8,250,000		Deutsche Bank AG, 4.941%, due 06/19/08	8,250,976
1,000,000		General Electric Capital Corp., 4.420%, due 01/27/09	993,100
1,000,000		General Electric Capital Corp., 5.111%, due 07/28/08	1,000,451
1,700,000		Goldman Sachs Group, Inc., 4.924%, due 12/23/08	1,688,043
4,200,000	#	Goldman Sachs Group, Inc., 5.098%, due 09/12/08	4,200,309
1,500,000		Goldman Sachs Group, Inc., 5.111%, due 07/29/08	1,494,734
5,000,000		Goldman Sachs Group Inc., 5.268%, due 04/11/08	5,000,000
2,900,000	@@, #	HBOS Treasury Services PLC, 4.701%, due 08/29/08	2,900,000
6,300,000	@@, #	HBOS Treasury Services PLC, 4.954%, due 06/24/08	6,300,000
400,000	@@, #	HBOS Treasury Services PLC, 5.090%, due 09/30/08	396,112

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves (1)	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$2,000,000		HSBC Finance Corp., 5.312%, due 01/15/08		$1,999,493
2,857,000		HSBC Finance Corp., 5.368%, due 03/11/08		2,850,399
4,120,000		HSBC Finance Corp., 5.383%, due 02/15/08		4,122,064
6,905,000		HSBC Finance Corp., 5.388%, due 06/17/08		6,938,477
700,000		Lehman Brothers Holdings, Inc., 4.733%, due 04/02/08		699,875
1,800,000		Lehman Brothers Holdings, Inc., 5.092%, due 05/29/08		1,800,282
2,180,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08		2,156,721
2,725,000		Lehman Brothers Holdings, Inc., 5.859%, due 02/01/08		2,728,002
1,500,000	#	MBIA Global Funding, LLC, 4.315%, due 03/14/08		1,500,000
4,500,000	#	MBIA Global Funding, LLC, 4.370%, due 02/15/08		4,500,211
2,000,000	#	MBIA Global Funding, LLC, 5.308%, due 01/11/08		2,000,049
8,250,000		Merrill Lynch & Co., Inc., 4.980%, due 08/22/08		8,246,584
1,000,000		Merrill Lynch & Co., Inc., 5.021%, due 10/27/08		998,466
1,650,000		Merrill Lynch & Co., Inc., 5.191%, due 10/23/08		1,646,777
1,661,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08		1,652,966
6,000,000		Morgan Stanley, 4.650%, due 09/03/08		6,002,588
3,050,000		Morgan Stanley, 4.972%, due 11/21/08		3,045,426
2,000,000		Morgan Stanley, 5.114%, due 04/25/08		2,000,309
950,000		Morgan Stanley, 5.201%, due 03/07/08		950,132
2,253,000		Morgan Stanley, 5.334%, due 01/18/08		2,253,145
6,000,000		Royal Bank of Canada, 3.744%, due 01/22/08		5,999,838
2,000,000		Royal Bank of Canada, 4.305%, due 04/02/08		1,999,935
2,600,000		Royal Bank of Canada, 4.790%, due 06/30/08		2,597,008
3,500,000	@@, #	Royal Bank of Scotland Group PLC, 4.942%, due 08/20/08		3,500,549
900,000	@@, #	Royal Bank of Scotland Group PLC, 5.230%, due 07/21/08		898,951
9,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.875%, due 02/06/08		9,000,256
2,550,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.970%, due 09/19/08		2,547,118
1,000,000		SunTrust Bank, 5.101%, due 06/01/08		1,004,634
3,500,000		SunTrust Bank, 5.133%, due 06/12/08		3,499,557
1,000,000		SunTrust Bank, 5.152%, due 10/15/08		991,257
700,000		Toyota Motor Credit Corp., 3.714%, due 03/17/08		699,883
1,000,000		Toyota Motor Credit Corp., 3.714%, due 03/24/08		999,815
8,000,000		Toyota Motor Credit Corp., 4.340%, due 06/16/08		8,000,860
2,457,000		Wachovia Bank NA, 4.320%, due 10/03/08		2,445,020
700,000		Wachovia Corp., 4.905%, due 10/28/08		699,743
8,500,000		Washington Mutual Bank, 5.239%, due 04/18/08		8,498,311
3,500,000	#	Wells Fargo & Co., 5.108%, due 09/12/08		3,501,143
2,100,000		Westpac Banking Corp., 5.201%, due 07/11/08		2,100,000
		Total Corporate Bonds/Notes
		(Cost $218,116,390)		218,116,390
REPURCHASE AGREEMENT: 6.4%
29,911,000		Morgan Stanley Repurchase Agreement dated 12/31/07, 4.250%, due 01/02/08, $29,918,062 to be received upon repurchase (Collateralized by $25,295,000 Federal Home Loan Mortgage Corporation, 4.250% - 6.250%, Market Value plus accrued interest $30,511,048, due 10/10/13 - 07/15/32)		29,911,000
		Total Repurchase Agreement
		(Cost $ 29,911,000)		29,911,000
		Total Investments in Securities
		(Cost $ 470,250,963)*	100.1%	$470,250,963
		Other Assets and Liabilities — Net	(0.1)	(254,616)
		Net Assets	100.0%	$469,996,347
	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund (1)	as of December 31, 2007 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 0.4%
$1,500,000		Canadian Imperial Bank of Commerce, 5.000%, due 04/18/08	$1,498,791
		Total Certificates of Deposit
		(Cost $1,498,791)	1,498,791
COMMERCIAL PAPER: 36.1%
1,000,000	#	ASB Finance Ltd., 5.100%, due 01/25/08	996,600
14,000,000	#	Barton Capital, LLC, 4.800%, due 01/11/08	13,945,913
3,000,000		BNP Paribas Finance, Inc., 4.850%, due 03/28/08	2,964,838
10,500,000		Cafco, LLC, 5.900%, due 01/25/08	10,424,663
2,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 4.740%, due 02/29/08	1,984,463
4,500,000		Cargill Global Funding PLC, 5.000%, due 02/28/08	4,463,750
7,500,000		Ciesco LP, 5.800%, due 01/24/08	7,472,841
11,400,000		Concord Minutemen Capital Co., LLC, 5.100%, due 04/17/08	11,237,917
14,250,000		Crown Point Capital Co., 6.000%, due 03/14/08	14,051,874
3,000,000		Jupiter Securitization Corp., 5.250%, due 01/22/08	2,990,855
13,539,000	#	Old Line Funding, LLC, 6.050%, due 01/15/08	13,515,520
13,000,000	#	Park Avenue Receivables Corp., 4.990%, due 02/19/08	12,909,013
9,086,000		Thunder Bay Funding, LLC, 5.140%, due 01/10/08	9,066,903
6,609,000		Tulip Funding Corp., 5.200%, due 02/20/08	6,577,480
7,000,000	#	Variable Funding Capital, 4.850%, due 01/10/08	6,991,513
8,000,000		Windmill Funding Corp., 5.050%, due 01/04/08	7,986,878
8,700,000	#	Yorktown Capital, LLC, 4.950%, due 01/25/08	8,664,280
		Total Commercial Paper
		(Cost $136,245,301)	136,245,301
CORPORATE BONDS/NOTES: 57.7%
1,000,000	@@	Alliance & Leicester PLC, 5.318%, due 01/14/08	1,000,026
2,060,000	#	Allstate Financial Global Funding, 5.476%, due 06/20/08	2,032,441
1,250,000		Allstate Life Global Funding Trusts, 4.895%, due 08/27/08	1,250,077
3,250,000		American Express Bank FSB, 5.038%, due 10/16/08	3,244,749
1,000,000		American Express Bank FSB, 5.250%, due 05/07/08	999,546
1,620,000		American Express Centurion Bank, 5.253%, due 03/10/08	1,620,089
3,000,000		American Express Credit Corp., 4.949%, due 08/20/08	3,000,033
8,250,000	#	American General Finance Corp., 5.088%, due 09/12/08	8,251,026
1,250,000		American General Finance Corp., 5.329%, due 01/18/08	1,250,082
1,000,000	#	American Honda Finance Corp., 4.630%, due 02/04/08	1,000,078
1,030,000	#	American Honda Finance Corp., 5.029%, due 07/14/08	1,025,543
4,250,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	4,240,864
600,000	@@, #	ANZ National International Ltd., 5.302%, due 05/16/08	597,776
1,500,000	@@, #	Banco Santander Totta SA, 5.038%, due 08/15/08	1,500,042
2,000,000	#	Bank of New York Mellon Corp., 4.925%, due 05/27/08	2,000,000
1,400,000	@@, #	Bank of Scotland PLC, 4.701%, due 08/29/08	1,400,000
1,250,000		Bank One Corp., 5.384%, due 08/01/08	1,254,260
4,300,000		Banque Nationale de Paris, 4.540%, due 07/03/08	4,292,417
2,350,000		Bear Stearns Cos., Inc., 4.915%, due 08/28/08	2,350,000
4,008,000		Bear Stearns Cos., Inc., 5.028%, due 02/08/08	4,008,571
1,000,000		Bear Stearns Cos., Inc., 5.128%, due 01/15/08	1,000,045
1,050,000		Bear Stearns Cos., Inc., 5.161%, due 04/29/08	1,050,566
2,000,000		Bear Stearns Cos., Inc., 5.273%, due 07/02/08	1,971,054
2,500,000		Bear Stearns Cos., Inc., 5.346%, due 08/05/08	2,500,000
1,000,000		Bear Stearns Cos., Inc., 5.465%, due 01/31/08	998,834
2,800,000		Canadian Imperial Bank of Commerce, 4.360%, due 02/14/08	2,800,119
2,500,000		Citigroup Funding, Inc., 4.360%, due 03/14/08	2,500,207
2,000,000		Citigroup Funding, Inc., 4.360%, due 10/03/08	1,996,546
4,000,000		Credit Suisse Group, 4.320%, due 03/14/08	3,999,966
1,000,000		Credit Suisse Group, 5.234%, due 06/02/08	1,000,528
4,200,000		Credit Suisse Group, 5.276%, due 12/09/08	4,198,306
1,500,000		Credit Suisse Group, 5.456%, due 06/01/08	1,506,240
1,500,000		Credit Suisse Group, 5.558%, due 03/27/08	1,502,447
3,200,000	@@, #	Danske Bank A/S, 4.919%, due 08/19/08	3,199,843
7,750,000		Deutsche Bank AG, 4.941%, due 06/19/08	7,750,917
1,500,000		Goldman Sachs Group, Inc., 4.924%, due 12/23/08	1,489,450
3,700,000	#	Goldman Sachs Group, Inc., 5.098%, due 09/12/08	3,700,464
1,250,000		Goldman Sachs Group, Inc., 5.111%, due 07/29/08	1,245,612
5,000,000		Goldman Sachs Group Inc., 5.268%, due 04/11/08	5,000,000
5,700,000	@@, #	HBOS Treasury Services PLC, 4.954%, due 06/24/08	5,700,000
1,500,000		HSBC Finance Corp., 5.036%, due 05/09/08	1,499,325
1,700,000		HSBC Finance Corp., 5.312%, due 01/15/08	1,699,569
7,308,000		HSBC Finance Corp., 5.312%, due 06/17/08	7,344,358
1,400,000		HSBC Finance Corp., 5.368%, due 03/11/08	1,396,764

PORTFOLIO OF INVESTMENTS
ING Money Market Fund (1)	as of December 31, 2007 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$3,685,000		HSBC Finance Corp., 5.383%, due 02/15/08		$3,686,013
700,000		Lehman Brothers Holdings, Inc., 4.733%, due 04/02/08		699,875
2,000,000		Lehman Brothers Holdings, Inc., 4.905%, due 11/24/08		1,988,540
1,800,000		Lehman Brothers Holdings, Inc., 5.092%, due 05/29/08		1,800,282
750,000		Lehman Brothers Holdings, Inc., 5.448%, due 08/07/08		741,621
2,075,000		Lehman Brothers Holdings, Inc., 5.930%, due 02/01/08		2,077,180
1,500,000	#	MBIA Global Funding, LLC, 4.315%, due 03/14/08		1,500,000
4,500,000	#	MBIA Global Funding, LLC, 4.370%, due 02/15/08		4,500,211
2,000,000	#	MBIA Global Funding, LLC, 5.308%, due 01/11/08		2,000,049
8,250,000		Merrill Lynch & Co., Inc., 4.980%, due 08/22/08		8,246,584
1,500,000		Merrill Lynch & Co., Inc., 5.191%, due 10/23/08		1,497,070
1,500,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08		1,492,728
4,000,000		Morgan Stanley, 4.650%, due 09/03/08		4,001,925
2,000,000		Morgan Stanley, 4.725%, due 09/03/08		2,000,671
2,000,000		Morgan Stanley, 5.114%, due 04/25/08		2,000,309
4,000,000		Morgan Stanley, 5.201%, due 03/07/08		4,000,557
1,500,000		Morgan Stanley, 5.270%, due 05/14/08		1,502,163
1,500,000		Morgan Stanley, 5.334%, due 01/18/08		1,500,105
6,750,000		Royal Bank of Canada, 3.744%, due 01/22/08		6,749,755
3,000,000		Royal Bank of Canada, 4.305%, due 04/02/08		2,999,902
3,500,000	@@, #	Royal Bank of Scotland Group PLC, 4.942%, due 08/20/08		3,500,549
8,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.875%, due 02/06/08		8,000,227
2,500,000	@@, #	Santander U.S. Debt SA Unipersonal, 4.970%, due 09/19/08		2,497,175
1,000,000	@@, #	Santander U.S. Debt SA Unipersonal, 5.092%, due 10/21/08		997,341
500,000		Societe Generale, 4.794%, due 06/30/08		499,824
3,500,000		SunTrust Bank, 5.133%, due 06/12/08		3,499,557
1,875,000		SunTrust Bank, 5.450%, due 06/01/08		1,882,224
600,000		Toyota Motor Credit Corp., 3.714%, due 03/17/08		599,900
900,000		Toyota Motor Credit Corp., 3.714%, due 03/24/08		899,833
7,500,000		Toyota Motor Credit Corp., 4.340%, due 06/16/08		7,500,805
2,000,000		Wachovia Bank NA, 4.320%, due 10/03/08		1,990,249
750,000		Wachovia Bank NA, 4.673%, due 10/03/08		748,656
700,000		Wachovia Corp., 4.905%, due 10/28/08		699,743
983,000		Wal-Mart Stores, Inc., 5.160%, due 10/01/08		970,347
9,200,000		Washington Mutual Bank, 5.239%, due 04/18/08		9,190,378
3,500,000	#	Wells Fargo & Co., 5.108%, due 09/12/08		3,501,142
500,000		Wells Fargo & Co., 5.275%, due 08/15/08		496,166
1,600,000		Westpac Banking Corp., 5.201%, due 07/11/08		1,600,000
		Total Corporate Bonds/Notes
		(Cost $217,428,436)		217,428,436
REPURCHASE AGREEMENT: 5.9%
22,255,000		Morgan Stanley Repurchase Agreement dated 12/31/07, 4.250%, due 01/02/08, $22,260,255 to be received upon repurchase (Collateralized by $22,615,000 Federal Home Loan Mortgage Corporation, 4.650%, Market Value plus accrued interest $22,703,255, due 10/10/13)		22,255,000
		Total Repurchase Agreement
		(Cost $22,255,000)		22,255,000
		Total Investments in Securities
		(Cost $377,427,528)*	100.1%	$377,427,528
		Other Assets and Liabilities — Net	(0.1)	(400,692)
		Net Assets	100.0%	$377,026,836
	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 29, 2008